UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F
                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2010
                                                         -------------

          Check here if Amendment [ ]; Amendment Number: ____

                        This Amendment (Check only one):

                         [ ] is a restatement.
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

    Name:                 Thomas W. Smith
                          ------------------------------------------------------
    Address:              323 Railroad Avenue  Greenwich  CT      06830
                          ------------------------------------------------------
                          (Street)             (City)     (State) (Zip)

    Form 13F File Number: 028-04481

            The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
         Name:            Thomas W. Smith
         Title:           Investment Manager
         Phone:           203-661-1200

Signature, Place, and Date of Signing:

         /s/ Thomas W. Smith
--------------------------------------------------------------------------------
[Signature]

         Greenwich, CT
--------------------------------------------------------------------------------
[City, State]

         August 16, 2010
--------------------------------------------------------------------------------
[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are in this report and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

                                 Report Summary:

         Number of Other Included Managers:      2
                                                 --------

         Form 13F Information Table Entry Total: 36
                                                 --------

         Form 13F Information Table Value Total: $831,419 (thousands)
                                                 --------

List of Other Included Managers:

No.             Form 13F File No.:              Name:
---             ------------------              -----
01              028-10290                       Scott J. Vassalluzzo
02              028-13257                       Steven M. Fischer

                           FORM 13F INFORMATION TABLE

                                                                   VALUE    SHARES/ SH/ PUT/ INVSTMT   OTHER      VOTING AUTHORITY
           NAME OF ISSUER            TITLE OF CLASS     CUSIP    (x$1000)   PRN AMT PRN CALL DSCRETN MANAGERS    SOLE   SHARED  NONE
           --------------            --------------     -----    --------   ------- --- ---- ------- --------    ----   ------  ----
ACI WORLDWIDE, INC.                   COMMON STOCK      4498101   12,880    661,523  SH       Other   01, 02    661,523
ALLIANCE DATA SYSTEMS CORP.           COMMON STOCK    018581108    3,907     65,650  SH        Sole        -     65,650
ALLIANCE DATA SYSTEMS CORP.           COMMON STOCK    018581108   45,691    767,650  SH       Other   01, 02    767,650
BOARDWALK PIPELINE PARTNERS, LLP     UT LTD PARTNER   096627104    1,790     59,500  SH        Sole        -     59,500
COPART, INC.                          COMMON STOCK    217204106   13,873    387,408  SH        Sole        -    387,408
COPART, INC.                          COMMON STOCK    217204106   60,878  1,700,018  SH       Other   01, 02  1,700,018
CREDIT ACCEPTANCE CORP.               COMMON STOCK    225310101   16,077    329,655  SH        Sole        -    329,655
CREDIT ACCEPTANCE CORP.               COMMON STOCK    225310101  197,877  4,057,351  SH       Other   01, 02  4,057,351
EHEALTH, INC.                         COMMON STOCK    28238P109    1,811    159,319  SH       Other   01, 02    159,319
IRON MOUNTAIN, INC.                   COMMON STOCK    462846106    3,291    146,524  SH        Sole        -    146,524
IRON MOUNTAIN, INC.                   COMMON STOCK    462846106   21,755    968,601  SH       Other   01, 02    968,601
LIFE TIME FITNESS, INC.               COMMON STOCK    53217R207    5,178    162,867  SH        Sole        -    162,867
LIFE TIME FITNESS, INC.               COMMON STOCK    53217R207   38,353  1,206,450  SH       Other   01, 02  1,206,450
LIVE NATION ENTERTAINMENT, INC.       COMMON STOCK    538034109   22,039  2,108,981  SH       Other   01, 02  2,108,981
MARKET LEADER, INC.                   COMMON STOCK    57056R103      166     84,030  SH        Sole        -     84,030
MARKET LEADER, INC.                   COMMON STOCK    57056R103    1,277    648,431  SH       Other   01, 02    648,431
MOBILE MINI, INC.                     COMMON STOCK    60740F105    4,679    287,429  SH        Sole        -    287,429
MOBILE MINI, INC.                     COMMON STOCK    60740F105   32,768  2,012,752  SH       Other   01, 02  2,012,752
NEUSTAR INC.                          COMMON STOCK    64126X201    4,726    229,200  SH        Sole        -    229,200
NEUSTAR INC.                          COMMON STOCK    64126X201   32,775  1,589,500  SH       Other   01, 02  1,589,500
PRE-PAID LEGAL SERVICES, INC.         COMMON STOCK    740065107    4,372     96,100  SH        Sole        -     96,100
PRE-PAID LEGAL SERVICES, INC.         COMMON STOCK    740065107   73,212  1,609,415  SH       Other   01, 02  1,609,415
POOL CORPORATION                      COMMON STOCK    73278L105    1,388     63,308  SH        Sole        -     63,308
SEI INVESTMENTS CO                    COMMON STOCK    784117103    2,604    127,900  SH        Sole        -    127,900
SEI INVESTMENTS CO                    COMMON STOCK    784117103   36,412  1,788,431  SH       Other   01, 02  1,788,431
STAPLES INC.                          COMMON STOCK    855030102      524     27,500  SH        Sole        -     27,500
SUPPORT.COM, INC.                     COMMON STOCK    86858W101    8,703  2,092,070  SH       Other   01, 02  2,092,070
SYSTEMAX INC.                         COMMON STOCK    871851101    2,625    174,200  SH        Sole        -    174,200
SYSTEMAX INC.                         COMMON STOCK    871851101   32,534  2,158,861  SH       Other   01, 02  2,158,861
TRACTOR SUPPLY CO.                    COMMON STOCK    892356106    4,794     78,631  SH        Sole        -     78,631
TRACTOR SUPPLY CO.                    COMMON STOCK    892356106   40,750    668,359  SH       Other   01, 02    668,359
U.S. AUTO PARTS NETWORK, INC.         COMMON STOCK    90343C100    8,630  1,438,399  SH       Other   01, 02  1,438,399
W HOLDING COMPANY INC.                COMMON STOCK    929251874      120     22,609  SH        Sole        -     22,609
W HOLDING COMPANY INC.                COMMON STOCK    929251874      784    147,562  SH       Other   01, 02    147,562
WORLD ACCEPTANCE CORP.                COMMON STOCK    981419104    6,794    177,338  SH        Sole        -    177,338
WORLD ACCEPTANCE CORP.                COMMON STOCK    981419104   85,382  2,228,726  SH       Other   01, 02  2,228,726